Other Gains And Charges (Schedule Of Other Gains And Charges) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Jun. 27, 2012	Dec. 28, 2011	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Disclosure Other Gains And Charges [Abstract]
Loss on extinguishment of debt						$ 15,768	$ 0	$ 0
Gain on the sale of assets, net (see Note 3)						(11,228)	(3,306)	(2,100)
Restaurant impairment charges	4,600		700	2,000	1,100	5,276	3,139	1,937
Restaurant closure charges						3,637	4,655	4,515
Severance and other benefits	1,000	1,300				2,235	0	5,034
Impairment of liquor licenses						170	2,641	0
Other						1,442	1,845	1,397
Other gains and charges						$ 17,300	$ 8,974	$ 10,783